BUSINESS ACQUISITION (Details Narrative) ¥ in Millions					1 Months Ended	6 Months Ended		12 Months Ended
		Nov. 26, 2025 USD ($)	Sep. 29, 2025 USD ($) shares	Sep. 29, 2025 CNY (¥) shares	Sep. 30, 2025 shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)
Business Combination [Line Items]
Goodwill		$ 7,277,374				$ 7,277,374		$ 7,277,374
Revenue	[1]					11,879,346	$ 17,602,821
Net loss	[2]					(2,494,622)	(4,679,549)
Goodwill impairment						0
Impairment charge
Skyladder Group Limited [Member]
Business Combination [Line Items]
Equity interest acquired, percentage					100.00%
Purchase consideration		7,252,286				$ 7,252,286
Consideration shares | shares					7,882,921
Goodwill		$ 7,277,374
Revenue								2,700,000
Net loss								$ 300,000
Skyladder Group Limited [Member] | Share Purchase Agreement [Member]
Business Combination [Line Items]
Equity interest acquired, percentage			100.00%	100.00%
Skyladder Group Limited [Member] | Purchase Agreement [Member]
Business Combination [Line Items]
Purchase consideration			$ 21,360,000	¥ 152
Consideration shares | shares			7,882,921	7,882,921

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.